First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments
August 31, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) – 141.1%
	Application Software – 17.1%
$1,929,494	CCC Information Services Inc. (Cypress), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	04/26/24	$1,916,470
3,202,384	Epicor Software Corp., Term Loan B, 1 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	07/30/27	3,202,000
308,927	Hyland Software, Inc., 2ND Lien TL, 1 Mo. LIBOR + 7.00%, 0.75% Floor	7.75%	07/10/25	308,541
8,284,468	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	07/01/24	8,169,066
2,035,711	Internet Brands, Inc. (WebMD/MH Sub I, LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	09/15/24	2,011,547
6,205,691	Internet Brands, Inc. (WebMD/MH Sub I, LLC), Initial Term Loan, 3 Mo. LIBOR + 3.50%, 0.00% Floor	4.57%	09/13/24	6,038,510
2,900,630	LogMeIn, Inc. (Logan), Term Loan B, Prime Rate + 3.75%, 0.00% Floor	7.00%	08/31/27	2,826,896
9,300,734	McAfee, LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.91%	09/30/24	9,204,285
1,232,492	Micro Focus International (MA Financeco, LLC), Miami Escrow TL B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.66%	06/21/24	1,173,949
8,323,164	Micro Focus International (MA Financeco, LLC), Seattle Spinco TLB, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.66%	06/21/24	7,927,814
1,462,868	Micro Focus International (MA Financeco, LLC), Term Loan B4, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	06/15/25	1,457,382
570,993	Milano Acquisition Corp., Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.17%	08/31/27	565,996
746,743	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), 2019 Incremental Term Loan B, 3 Mo. LIBOR + 4.25%, 0.00% Floor	4.52%	04/26/24	739,275
2,213,771	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	04/26/24	2,197,167
4,564,272	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	02/05/24	4,500,098
1,194,925	Solera Holdings, Inc., Term Loan B, 2 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	03/03/23	1,173,058
220,077	TIBCO Software, Inc., Term Loan B-3, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.91%	06/30/26	212,265
236,671	Ultimate Software Group, Inc., June 2020 Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	05/03/26	236,229
3,030,203	Veeam Software Holdings Limited (VS Buyer, LLC), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.41%	02/28/27	2,980,962
				56,841,510
	Auto Parts & Equipment – 2.3%
6,462,255	Gates Global, LLC, Initial B-2 Dollar Term Loans, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	03/31/24	6,378,440
2,889,114	Lumileds (Bright Bidco B.V.), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	4.57%	06/30/24	1,279,877
				7,658,317
	Broadcasting – 7.3%
2,557,686	E.W. Scripps Company, Term Loan B-2, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.66%	05/01/26	2,487,349
269,745	Entercom Media Corp. (CBS Radio), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.66%	11/17/24	254,099
1,472,220	Gray Television, Inc., Term C Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.66%	01/02/26	1,440,524
11,781,524	iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.16%	04/29/26	11,158,753

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Broadcasting (Continued)
$6,682,609	Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	09/19/26	$6,549,893
469,541	Nexstar Broadcasting, Inc., Mission Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.41%	01/17/24	458,192
1,829,815	Nexstar Broadcasting, Inc., Nexstar Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.41%	01/17/24	1,785,588
				24,134,398
	Building Products – 1.3%
4,362,358	Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.66%	01/31/27	4,245,490
	Cable & Satellite – 3.9%
2,593,871	Cablevision (aka CSC Holdings, LLC), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.41%	07/17/25	2,499,843
2,984,848	Cablevision (aka CSC Holdings, LLC), October 2018 Incremental Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.41%	01/15/26	2,876,648
3,148,955	Cablevision (aka CSC Holdings, LLC), Sept. 2019 Term Loan B-5, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.66%	04/15/27	3,043,244
4,625,322	Virgin Media Investment Holdings Limited, Term Loan N, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.66%	01/31/28	4,496,831
				12,916,566
	Casinos & Gaming – 9.5%
1,000,000	Boyd Gaming Corporation, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.36%	09/15/23	970,230
513,501	Caesars Resort Collection, LLC, Term B-1 Loans, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.70%	06/30/25	497,135
256,750	Caesars Resort Collection, LLC, Term B-1 Loans, 3 Mo. LIBOR + 4.50%, 0.00% Floor	4.77%	06/30/25	248,568
7,854,225	Caesars Resort Collection, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	12/22/24	7,368,285
7,440,186	CityCenter Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	04/18/24	7,042,954
1,970,665	Golden Nugget, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	3.25%	10/04/23	1,758,089
1,671,928	Golden Nugget, Inc., Term Loan B, 2 Mo. LIBOR + 2.50%, 0.75% Floor	3.25%	10/04/23	1,491,577
588,715	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	08/14/24	549,295
7,680	Scientific Games International, Inc., Term Loan B5, 3 Mo. LIBOR + 2.75%, 0.00% Floor	3.06%	08/14/24	7,166
2,406,520	Scientific Games International, Inc., Term Loan B5, 6 Mo. LIBOR + 2.75%, 0.00% Floor	3.61%	08/14/24	2,245,380
5,741,449	Stars Group Holdings B.V. (Amaya), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.81%	07/10/25	5,745,181
3,339,369	Station Casinos, Inc. (Red Rocks), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.25% Floor	2.50%	01/31/27	3,158,475
733,986	Twin River Worldwide Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	05/10/26	695,914
				31,778,249
	Coal & Consumable Fuels – 0.3%
1,012,898	Arch Coal, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	03/07/24	880,795

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Coal & Consumable Fuels (Continued)
$302,885	Peabody Energy, Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	03/31/25	$105,577
				986,372
	Communications Equipment – 0.5%
1,629,039	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.41%	04/06/26	1,591,799
	Data Processing & Outsourced Services – 0.1%
483,605	Cardtronics USA, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	06/30/27	482,097
	Electric Utilities – 1.4%
4,900,413	PG&E Corp., Exit Term Loan, 3 Mo. LIBOR + 4.50%, 1.00% Floor	5.50%	06/30/25	4,817,743
	Environmental & Facilities Services – 0.9%
2,936,941	Packers Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	12/04/24	2,872,093
	Food Distributors – 0.2%
725,012	US Foods, Inc., Incremental B-2019 Term Loan, 6 Mo. LIBOR + 2.00%, 0.00% Floor	3.07%	08/31/26	692,517
	Health Care Facilities – 1.2%
1,148,528	Acadia Healthcare Company, Inc., Term Loan B4, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.66%	02/16/23	1,135,366
1,554,223	Gentiva Health Services, Inc. (Kindred at Home), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.44%	07/02/25	1,538,681
1,415,180	Select Medical Corporation, Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.68%	03/06/25	1,373,899
				4,047,946
	Health Care Services – 13.3%
466,734	Air Medical Group Holdings, Inc. (Global Medical Response), 2018 New Term Loan, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	03/14/25	459,383
5,013,417	Air Medical Group Holdings, Inc. (Global Medical Response), Term Loan B, 6 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	04/28/22	4,961,478
2,800,285	Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	04/21/24	2,453,358
6,024,465	athenahealth, Inc. (VVC Holding Corp.), Term Loan B, 3 Mo. LIBOR + 4.50%, 0.00% Floor	4.82%	02/15/26	5,968,015
9,137,381	CHG Healthcare Services, Inc., Term Loan, 6 Mo. LIBOR + 3.00%, 1.00% Floor	4.07%	06/07/23	8,988,899
3,593,889	DuPage Medical Group (Midwest Physician Admin. Services, LLC), Repricing Term Loan, 1 Mo. LIBOR + 2.75%, 0.75% Floor	2.91%	08/15/24	3,469,900
5,537,591	Envision Healthcare Corporation, Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.91%	10/10/25	3,996,480
4,566,062	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	08/31/24	4,304,335
3,062,763	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/06/24	2,543,380
2,121,995	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	5.19%	06/28/26	2,068,053
4,768,369	Verscend Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.66%	08/27/25	4,728,648

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Health Care Services (Continued)
$185,717	Vizient, Inc., Term Loan B-6, 1 Mo. LIBOR + 2.00%, 0.00% Floor	2.16%	05/06/26	$182,003
				44,123,932
	Health Care Technology – 3.4%
283,305	Change Healthcare Holdings, LLC, Closing Date Term Loan, 1 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	03/01/24	277,718
6,909,337	Change Healthcare Holdings, LLC, Closing Date Term Loan, 3 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	03/01/24	6,773,085
6,846	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.66%	07/25/26	6,649
2,710,907	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.76%	07/25/26	2,632,969
1,779,577	Zelis Payments Buyer, Inc., Initial Term Loan, 1 Mo. LIBOR + 4.75%, 0.00% Floor	4.91%	09/30/26	1,777,726
				11,468,147
	Household Appliances – 0.4%
1,443,447	Traeger Grills (TGP Holdings III, LLC), 2018 Refinancing Term Loan, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	09/25/24	1,387,960
	Human Resource & Employment Services – 1.2%
4,184,083	Alight, Inc. (fka Tempo Acq.), Non Extended Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	05/01/24	4,089,941
	Independent Power Producers & Energy Traders – 0.5%
1,889,692	Calpine Corporation, Term Loan B5, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.41%	01/15/24	1,847,703
	Industrial Machinery – 0.3%
982,801	Thyssenkrupp Elevator (Vertical U.S. Newco, Inc.), Term Loan B, 6 Mo. LIBOR + 4.25%, 0.00% Floor	4.57%	07/31/27	973,592
	Insurance Brokers – 14.5%
4,614,831	Alliant Holdings I, LLC, 2019 New Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.43%	05/10/25	4,495,353
6,603,806	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	05/09/25	6,380,003
11,560,140	Amwins Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	01/25/24	11,458,988
4,282,234	AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.66%	02/15/27	4,172,138
1,011,429	BroadStreet Partners, Inc., Incremental Term Loan B-1, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	01/27/27	996,257
2,850,940	BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.41%	01/31/27	2,754,721
950,766	Cross Financial Corp., Term Loan B, 1 Mo. LIBOR + 4.50%, 1.00% Floor	5.50%	08/19/27	946,012
37,870	HUB International Limited, Term Loan B, 2 Mo. LIBOR + 3.00%, 0.00% Floor	3.22%	04/25/25	36,849
14,807,424	HUB International Limited, Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	3.26%	04/25/25	14,408,216
463,011	Ryan Specialty Group, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	07/23/27	460,988
2,232,582	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	3.31%	05/15/24	2,168,864
				48,278,389

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Integrated Telecommunication Services – 6.0%
$8,645,590	CenturyLink, Inc. (Qwest), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.41%	03/15/27	$8,341,178
3,459,279	Numericable (Altice France SA or SFR), Term Loan B-11, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	07/31/25	3,307,313
378,770	Numericable (Altice France SA or SFR), Term Loan B-13, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.75%	08/14/26	373,089
8,037,414	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.16%	03/09/27	7,794,765
				19,816,345
	Interactive Home Entertainment – 1.1%
3,624,655	Playtika Holding Corp., Term Loan B, 3 Mo. LIBOR + 6.00%, 1.00% Floor	7.07%	12/10/24	3,651,007
	Investment Banking & Brokerage – 1.7%
5,683,994	Citadel Securities L.P., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	02/27/26	5,634,259
	Leisure Facilities – 1.0%
3,827,598	ClubCorp Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	3.06%	09/18/24	3,317,723
	Managed Health Care – 6.7%
17,965,920	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	06/07/23	17,763,804
4,647,257	Versant Health (Wink Holdco, Inc.), Initial Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	12/02/24	4,538,325
				22,302,129
	Metal & Glass Containers – 1.3%
4,480,550	Berry Global, Inc., Term Loan Y, 1 Mo. LIBOR + 2.00%, 0.00% Floor	2.16%	07/01/26	4,339,995
	Movies & Entertainment – 2.9%
2,667,583	AMC Entertainment, Inc., Term Loan B, 6 Mo. LIBOR + 3.00%, 0.00% Floor	4.08%	04/22/26	2,024,029
20,975	AMC Entertainment, Inc., Term Loan B, Prime Rate + 3.50%, 0.00% Floor	6.75%	04/22/26	15,915
7,471,477	Cineworld Group PLC (Crown), Term Loan B, 6 Mo. LIBOR + 2.25%, 0.00% Floor	3.32%	02/28/25	5,837,092
527,907	Live Nation Entertainment, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.94%	10/17/26	489,370
1,682,229	PUG, LLC (Stubhub), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.66%	02/12/27	1,424,292
				9,790,698
	Other Diversified Financial Services – 6.2%
10,152,037	AlixPartners, LLP, Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.66%	04/04/24	9,918,540
10,890,930	Refinitiv US Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.41%	10/01/25	10,789,753
				20,708,293
	Packaged Foods & Meats – 2.4%
405,484	BellRing Brands, LLC, Term Loan B, 1 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/21/24	404,852

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Packaged Foods & Meats (Continued)
$1,994,006	Hostess Brands, LLC (HB Holdings), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	08/03/25	$1,956,299
18,556	Hostess Brands, LLC (HB Holdings), Term Loan B, 2 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	08/03/25	18,205
5,354,274	Hostess Brands, LLC (HB Holdings), Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	08/03/25	5,253,025
339,508	Simply Good Foods (Atkins Nutritionals, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	07/07/24	340,146
				7,972,527
	Paper Packaging – 2.3%
1,518,839	Graham Packaging Company L.P., Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	07/28/27	1,515,801
6,278,863	Reynolds Group Holdings, Inc., U.S. Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	02/05/23	6,182,420
				7,698,221
	Paper Products – 0.3%
1,000,000	Neenah, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	06/30/27	1,002,500
	Pharmaceuticals – 13.6%
151,871	Akorn, Inc., DIP Term Loan, 1 Mo. LIBOR + 9.50%, 1.00% Floor (d)	10.50%	11/21/20	152,630
4,088,037	Akorn, Inc., Loan, 1 Mo. LIBOR + 14.50%, 1.00% Floor (d)	15.50%	04/16/21	3,626,089
15,785,236	Bausch Health Companies, Inc. (Valeant), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.18%	06/01/25	15,515,624
9,599,262	Endo, LLC, Term Loan B, 3 Mo. LIBOR + 4.25%, 0.75% Floor	5.00%	04/29/24	9,237,274
4,812,184	GoodRX, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	10/15/25	4,755,063
4,724,721	Mallinckrodt International Finance S.A., 2017 Term Loan B, 6 Mo. LIBOR + 2.75%, 0.75% Floor	3.50%	09/24/24	4,109,043
1,074,695	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 6 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	02/24/25	933,190
3,771,811	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	09/27/24	3,640,741
3,214,377	Pharmaceutical Product Development, Inc. (PPDI/Jaguar), Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	08/18/22	3,206,341
				45,175,995
	Publishing – 0.2%
604,613	Meredith Corp., Tranche B-3 Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	01/31/25	594,534
	Research & Consulting Services – 0.2%
449,371	Clarivate Analytics PLC (Camelot), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.16%	10/31/26	440,946
187,098	Nielsen Finance, LLC (VNU, Inc.), Term Loan B5, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	06/30/25	187,565
				628,511
	Restaurants – 3.0%
3,749,626	1011778 B.C. Unlimited Liability Company (Restaurant Brands) (aka Burger King/Tim Horton’s), Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.91%	11/14/26	3,604,328
2,860,478	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/05/25	2,751,065

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Restaurants (Continued)
$3,970,000	Portillo’s Holdings, LLC, Term Loan B-3, 3 Mo. LIBOR + 5.50%, 1.00% Floor	6.50%	08/30/24	$3,746,687
				10,102,080
	Security & Alarm Services – 0.2%
549,406	Garda World Security Corporation, Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor	4.93%	10/30/26	547,071
	Specialized Consumer Services – 3.5%
3,157,905	Asurion, LLC, Second Lien Replacement B-2 Term Loan, 1 Mo. LIBOR + 6.50%, 0.00% Floor	6.66%	08/04/25	3,162,642
6,326,841	Asurion, LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.16%	11/03/23	6,210,870
2,179,223	Asurion, LLC, Term Loan B7, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.16%	11/03/24	2,138,820
				11,512,332
	Specialty Chemicals – 0.3%
993,304	H.B. Fuller Company, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	2.16%	10/20/24	967,339
	Systems Software – 7.2%
5,147,288	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	09/19/24	5,120,368
1,511,161	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 7.00%, 1.00% Floor	8.00%	09/19/25	1,531,939
4,679,328	BMC Software Finance, Inc. (Boxer Parent), Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	4.41%	10/02/25	4,587,707
1,346,770	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/13/24	1,266,220
8,565	Riverbed Technology, Inc., Term Loan B, 2 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	04/24/22	7,563
3,237,520	Riverbed Technology, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	04/24/22	2,858,730
3,156,407	Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.83%	03/05/27	3,078,380
2,158,914	SS&C European Holdings, S.a.r.l, Term Loan B-5, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.91%	04/16/25	2,095,377
1,312,468	SUSE (Marcel Lux IV SARL), Facility B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.41%	03/15/26	1,275,286
2,024,108	Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.41%	07/02/25	2,022,327
				23,843,897
	Wireless Telecommunication Services – 1.4%
1,448,786	Frontier Communications Corp., Term Loan B-1, 3 Mo. LIBOR + 3.75%, 0.75% Floor (d)	5.35%	06/15/24	1,460,015
4,842	Frontier Communications Corp., Term Loan B-1, Prime Rate + 2.75%, 0.75% Floor (d)	6.00%	06/15/24	4,879
3,102,950	T-Mobile USA, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.16%	04/01/27	3,109,559
				4,574,453
	Total Senior Floating-Rate Loan Interests			469,414,670
	(Cost $483,313,072)

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) – 1.2%
	Airlines – 0.2%
$605,000	Mileage Plus Holdings, LLC / Mileage Plus Intellectual Property Assets Ltd. (e)	6.50%	06/20/27	$630,712
	Broadcasting – 0.5%
1,238,000	Cumulus Media New Holdings, Inc. (e)	6.75%	07/01/26	1,116,323
519,000	Diamond Sports Group, LLC / Diamond Sports Finance Co. (e)	5.38%	08/15/26	406,074
				1,522,397
	Casinos & Gaming – 0.5%
1,440,000	Caesars Entertainment, Inc. (e)	6.25%	07/01/25	1,528,193
	Integrated Telecommunication Services – 0.0%
107,000	Windstream Escrow, LLC / Windstream Escrow Finance Corp. (e)	7.75%	08/15/28	107,401
	Total Corporate Bonds and Notes			3,788,703
	(Cost $3,682,220)

Shares	Description	Value
COMMON STOCKS (c) – 0.7%
	Broadcasting – 0.1%
25,815	Cumulus Media, Class A (f)	128,301
	Electric Utilities – 0.6%
106,607	Vistra Energy Corp.	2,050,053
	Oil & Gas Exploration & Production – 0.0%
119,734	Ascent Resources - Marcellus, LLC Class A Common Shares (f) (g)	104,767
3,699	Fieldwood Energy Equity (f) (g)	370
		105,137
	Total Common Stocks	2,283,491
	(Cost $3,357,339)
RIGHTS (c) – 0.0%
	Electric Utilities – 0.0%
106,607	Vistra Energy Corp., no expiration date (f) (h)	117,268
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (f) (h) (i) (j)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (f) (h) (i) (j)	0
		0
	Total Rights	117,268
	(Cost $174,207)
WARRANTS (c) – 0.0%
	Oil & Gas Exploration & Production – 0.0%
31,000	Ascent Resources - Marcellus, LLC First Lien Warrants, expiring 3/30/23 (f) (h)	930
	(Cost $3,100)
MONEY MARKET FUNDS (c) – 1.9%
6,260,181	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (k)	6,260,181
	(Cost $6,260,181)
	Total Investments – 144.9%	481,865,243
	(Cost $496,790,119) (l)
	Outstanding Loans – (40.9)%	(136,000,000)
	Net Other Assets and Liabilities – (4.0)%	(13,254,665)
	Net Assets – 100.0%	$332,610,578

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	All of these securities are available to serve as collateral for the outstanding loans.
(d)	This issuer has filed for protection in bankruptcy court.
(e)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2020, securities noted as such amounted to $3,788,703 or 1.2% of net assets.
(f)	Non-income producing security.
(g)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At August 31, 2020, securities noted as such amounted to $105,137 or 0.0% of net assets.
(h)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(i)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At August 31, 2020, securities noted as such are valued at $0 or 0.0% of net assets.
(j)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(k)	Rate shown reflects yield as of August 31, 2020.
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,834,640 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $16,759,516. The net unrealized depreciation was $14,924,876.

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of August 31, 2020 is as follows:
	Total Value at 8/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 469,414,670	$ —	$ 469,414,670	$ —
Corporate Bonds and Notes*	3,788,703	—	3,788,703	—
Common Stocks:
Oil & Gas Exploration & Production	105,137	—	105,137	—
Other industry categories*	2,178,354	2,178,354	—	—
Rights:
Electric Utilities	117,268	—	117,268	—
Life Sciences Tools & Services	—**	—	—	—**
Warrants*	930	—	930	—
Money Market Funds	6,260,181	6,260,181	—	—
Total Investments	$ 481,865,243	$ 8,438,535	$ 473,426,708	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 Investments that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.